Production Costs (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of Production Costs
Production costs are comprised of the following:

	2023	2022
Materials and consumables	$548.0	$414.3
Salaries and employee benefits (1)	479.6	310.7
Contractors	346.2	232.1
Utilities	66.9	56.2
Insurance	23.0	17.2
Other expense	8.2	13.6
Changes in inventories (2)(3)	7.3	50.3
	$1,479.2	$1,094.4
(1)Salaries and employee benefits are comprised of:

	2023	2022
Wages, salaries and bonuses	$537.8	$328.4
Severances (4)	21.0	23.9
Share-based compensation	5.5	3.9
Total employee compensation and benefit expenses	564.3	356.2
Less: Expensed within General and Administrative expenses	(47.7)	(26.2)
Less: Expensed within Care and Maintenance expenses	(26.8)	(11.7)
Less: Expensed within Exploration expenses	(10.2)	(7.6)
Employee compensation and benefits expenses included in production costs	$479.6	$310.7
(2)Includes NRV adjustments to inventory to reduce production costs by $31.8 million for the year ended December 31, 2023 (2022 - increase by $97.7 million).
(3)Includes the sale of inventory with acquisition date fair value adjustments of $41.1 million for the year ended December 31, 2023 resulting from the Yamana Acquisition (Note 8).
(4)Includes $8.8 million, $3.3 million, $2.3 million, $2.9 million, $1.5 million, $1.1 million and $1.1 million of severances at Manantial Espejo, Dolores, La Colorada, El Peñon, Minera Florida, Cerro Moro and Jacobina respectively for the year ended December 31, 2023 (2022 - $23.9 million)